Cover	Feb. 07, 2023
Cover [Abstract]
Entity Registrant Name	CHARGE ENTERPRISES, INC.
Entity Central Index Key	0001277250
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Feb. 07, 2023
Entity Ex Transition Period	false
Entity Incorporation State Country Code	DE
Entity File Number	001-41354
Entity Tax Identification Number	90-0471969
Entity Address Address Line 1	125 Park Avenue
Entity Address Address Line 2	25th Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10017
City Area Code	212
Local Phone Number	921-2100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.0001
Trading Symbol	CRGE
Security Exchange Name	NASDAQ